UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  MUNI FUNDS
                              NATIONAL PORTFOLIO

              CLASSIC SERIES  |  ANNUAL REPORT  |  MARCH 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                           PETER M. COFFEY
                                  PORTFOLIO MANAGER

[LOGO] Classic Series

Annual Report . March 31, 2004

SMITH BARNEY
NATIONAL PORTFOLIO

      PETER M. COFFEY

      Peter M. Coffey has more than 35 years of securities business experience and has been managing the Fund since 1987.

      FUND OBJECTIVE

      The fund seeks as high a level of income exempt from federal income taxes* as is consistent with prudent investing. The fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      August 20, 1986

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      35 Years



      * Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What's Inside

Letter from the Chairman..............................................  1
Manager Overview......................................................  2
Fund Performance......................................................  5
Historical Performance................................................  6
Schedule of Investments...............................................  7
Statement of Assets and Liabilities................................... 19
Statement of Operations............................................... 20
Statements of Changes in Net Assets................................... 21
Notes to Financial Statements......................................... 22
Financial Highlights.................................................. 27
Independent Auditors' Report.......................................... 29
Additional Information................................................ 30
Tax Information....................................................... 32

                           LETTER FROM THE CHAIRMAN

[PHOTO]

 R. JAY GERKEN, CFA

 Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy's quarterly pace of growth picked up considerably during the year ending March 31, 2004./i/ Stronger-than-expected economic growth exacerbated bond investors' concerns that inflation might pick up and lead to rising interest rates sooner than previously anticipated, which caused bond prices to decline over the summer. However, as the period advanced, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which maintained its interest rate targets at four-decade lows. Municipal bonds returned 5.86% over the past year as measured by the Lehman Brothers Municipal Bond Index./ii/

On a local level, state-tax revenues improved during the second half of last year, and U.S. job growth for March significantly exceeded estimates./iii/ Given that the fund's manager had anticipated that the economies on a national and state level could begin to pick up, the manager maintained a defensive posture in managing the portfolio's exposure to inflation and interest rate risk. Although this strategy detracted from the fund's performance during times when bond prices rose, it diminished the negative impact on the portfolio when bond prices declined.
Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004


                1 Smith Barney Muni Funds | 2004 Annual Report

                               MANAGER OVERVIEW


Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

Performance Review
For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- National Portfolio, excluding sales charges, returned 6.28%. In comparison, the broader-based Lehman Brothers Municipal Bond Index returned 5.86% for the same period. The fund's Lipper general municipal debt funds category average returned 5.46% during the same time frame./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and that interest rates could potentially rise sooner than anticipated, we structured the fund defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures./iv/ Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended. The fund's performance benefited from its exposure to toll road and airport special facilities for airlines issues in the transportation sector, while low-income housing issues in the multi-family housing sector detracted from its performance.

Bond Market Review
In order to help boost a relatively sluggish economy, early last year the Fed reduced its target for the federal funds rate,/v/ which dropped to four-decade lows in June. However, the prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected


                             PERFORMANCE SNAPSHOT
                             AS OF MARCH 31, 2004
                           (excluding sales charges)

                                     6 Months 12 Months
Class A Shares                         3.28%    6.28%
Lehman Brothers Municipal Bond Index   3.12%    5.86%
Lipper General Municipal Debt Funds
 Category Average                      2.82%    5.46%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 2.94% and Class L shares returned 2.97% over the six months ended March 31, 2004. Excluding sales charges, Class B shares returned 5.68% and Class L shares returned 5.66% over the 12 months ended March 31, 2004.

  Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

  All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 302 funds for the six-month period and among the 299 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


/1/ Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 12-month period ended March 31, 2004, calculated among the 299 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                2 Smith Barney Muni Funds | 2004 Annual Report economic growth data for the second calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, (bond prices move inversely to the direction of interest rate movements). During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds. As the summer came to a close, the broader bond markets stabilized in response to the Fed's concerns about the lack of growth in employment and lingering disinflation.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")/vi/ over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Investors Question the Fed's Patience
Bond investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."/vii/ However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar-quarter 2003 GDP annual growth released during the period registered at 4.1%./vi/ This rate was below third-quarter 2003 results but exceeded levels early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. On a state level, revenues have continued to rise amid the improvement in the national economy. Tax revenues for the fourth quarter of last year on average increased 7.2% at the state level over results for the final quarter of 2002./viii/ Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data/iii/ released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,/iii/ marking the largest number since April 2000./viii/ This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

Emphasis on Revenue Bonds
The fund continued to concentrate most of its assets in higher-yielding revenue bonds, which are backed by the revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of sectors was hospitals, multi-family housing, transportation, water and sewer, and miscellaneous./ix/ Over the period, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%./x/ The fund had more exposure to these sectors not because we targeted specific industries but, rather, because we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them. The fund's overall portfolio holdings on average were of investment-grade quality.

Why Higher-Coupon Callable Bonds?
In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than commit a substantial portion of the fund's assets to low-yielding, short-term instruments, the fund maintained an emphasis on longer-term, premium-priced higher-coupon callable bonds for their favorable income streams and the reduced market sensitivity provided by their above-market level coupons and shorter effective maturities. The fund also continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. As of the period's close, the fund's average maturity was approximately 19.7 years, while its average life call-adjusted effective maturity, which is adjusted to account for the shorter call dates on our premium bonds (rather than the longer final maturity dates on these callable issues), was 9.72 years./xi/


                3 Smith Barney Muni Funds | 2004 Annual Report

While no one can say for sure where interest rates will head, given the recent economic picture, as of the end of the period we continued to maintain a defensive posture with regard to interest rate risk.

Thank you for your investment in the Smith Barney Muni Funds -- National Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Peter M. Coffey
Peter M. Coffey
Vice President and Investment Officer

April 12, 2004
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 7 through 15 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Hospitals (16.5%); Housing: Multi-Family (11.1%); Transportation (10.8%); Water & Sewer (7.9%); Miscellaneous (7.8%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, the fund's investments are subject to interest rate and credit risk. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/ Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/iii/ Based upon data released on April 1, 2004 from the U.S. Department of Labor.
/iv/ Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/v/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/vi/   Source for GDP (gross domestic product) growth: Bureau of Labor
       Statistics.
/vii/  Source: Federal Reserve (January 28, 2004).
/viii/ Source: Lehman Brothers.
/ix/ Percentages are based on net asset values as a percentage of fund assets on March 31, 2004.
/x/ Based upon the performance of sub indices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over 12-month reporting period.
/xi/ There are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.

                4 Smith Barney Muni Funds | 2004 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                    Without Sales Charges/(1)/
                                    -------------------------
                                    Class A  Class B  Class L
--------------------------------------------------------------
Twelve Months Ended 3/31/04          6.28%    5.68%    5.66%
-------------------------------------------------------------
Five Years Ended 3/31/04             4.67     4.14     4.08
-------------------------------------------------------------
Ten Years Ended 3/31/04              6.07      N/A     5.45
-------------------------------------------------------------
Inception* through 3/31/04           7.05     6.34     5.43
-------------------------------------------------------------

                                    With Sales Charges/(2)/
                                    ----------------------
                                    Class A Class B Class L
-----------------------------------------------------------
Twelve Months Ended 3/31/04          2.02%   1.18%   4.66%
----------------------------------------------------------
Five Years Ended 3/31/04             3.83    3.97    4.08
----------------------------------------------------------
Ten Years Ended 3/31/04              5.64     N/A    5.45
----------------------------------------------------------
Inception* through 3/31/04           6.80    6.34    5.43
----------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                     Without Sales Charges/(1)/
-----------------------------------------------------------------
Class A (3/31/94 through 3/31/04)              80.34%
----------------------------------------------------------------
Class B (Inception* through 3/31/04)           78.10
----------------------------------------------------------------
Class L (3/31/94 through 3/31/04)              70.06
----------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class L shares is no longer imposed effective February 2, 2004.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B and L shares are August 20, 1986, November 7, 1994 and January 5, 1993, respectively.

                5 Smith Barney Muni Funds | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A Shares of the National Portfolio
vs. Lehman Brothers Municipal Bond Index and Lipper General Municipal Debt
Funds Average+
--------------------------------------------------------------------------------

                           March 1994 -- March 2004

                                     [CHART]

                National                                   Lipper
           Portfolio -- Class     Lehman Brothers      General Municipal
                A Shares       Municipal Bond Index    Debt Funds Average
           ------------------  --------------------    ------------------
3/94           $ 9,597              $10,000                $10,000
3/95            10,210               10,744                 10,625
3/96            11,112               11,645                 11,395
3/97            11,713               12,278                 11,939
3/98            13,056               13,594                 13,218
3/99            13,774               14,437                 13,868
3/00            13,494               14,424                 13,541
3/01            14,999               16,000                 14,889
3/02            15,400               16,612                 15,299
3/03            16,285               18,253                 16,571
3/04            17,308               19,323                 17,476


+ Hypothetical illustration of $10,000 invested in Class A shares on March 31,
  1994, assuming deduction of the 4.00% maximum initial sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November 6, 1994, and thereafter at net asset value) and capital gains (at net asset value) through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment-grade, fixed-rate municipal bonds selected from issues larger than $50 million issued since January 1984. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General Municipal Debt Funds Average is composed of an average of the Fund's peer group of 299 mutual funds investing in municipal securities as of March 31, 2004. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




                6 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS                                          MARCH 31, 2004



    FACE
   AMOUNT       RATING(a)                                        SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------------------------
Education -- 6.5%
$  1,250,000    BBB+      Brookhaven, NY IDA, Civic Facility Revenue, St. Joseph's College, 6.000% due 12/1/20   $    1,349,412
   1,000,000    Aaa*      Bulloch County, GA Development Authority, Student Housing Lease Revenue, (Georgia
                            Southern University Project), AMBAC-Insured, 5.000% due 8/1/22                            1,052,050
   3,000,000    NR        Capital Projects Finance Authority, Student Housing Revenue, CAFRA Capital Corp.,
                            Florida Universities, Series A, 7.850% due 8/15/31                                        3,009,390
   1,000,000    AAA       Chicago, IL Board of Education, School Reform, Series A, MBIA-Insured,
                            5.500% due 12/1/28                                                                        1,114,770
   1,000,000    Baa3*     Colorado Educational & Cultural Facilities Authority Revenue, Charter School, (Bromley
                            East Project), Series A, 7.250% due 9/15/30                                               1,012,520
   1,000,000    AAA       Lake Superior, MI State University Revenue, AMBAC-Insured, 5.500% due 11/15/21              1,126,890
     350,000    AAA       Montana State Board of Regents Revenue, 10.000% due 11/15/08 (b)                              422,191
   1,000,000    BBB-      New Hampshire Health & Education Facilities Authority Revenue, New Hampshire
                            College, 7.500% due 1/1/31                                                                1,098,690
   1,500,000    Ba1*      New Hampshire Higher Education & Health, Brewster Academy, 6.750% due 6/1/25                1,525,275
   2,000,000    AA-       New York State Dormitory Authority, Lease Revenue, State University Dormitory
                            Facilities, (Call 7/1/12 @ 100), 5.375% due 7/1/18 (c)                                    2,319,040
                          New York State Dormitory Authority Revenue:
   3,500,000    AAA        School Districts Financing Program, Series E, 5.750% due 10/1/22 (d)                       3,985,800
     486,000    AA-        Series B, (Call 5/15/05 @ 100), 7.500% due 5/15/11 (c)                                       607,971
   1,014,000    AA-        Unrefunded Balance, Series B, 7.500% due 5/15/11                                           1,222,032
     985,000    Baa3*     Pennsylvania State Higher Educational Facilities Authority, Student Housing Revenue,
                            (Student Association Inc. Project), Series A, 6.750% due 9/1/32                           1,039,126
   1,000,000    NR        Savannah, GA EDA Revenue, (College of Art & Design Inc. Project),
                            (Call 10/1/09 @ 102), 6.900% due 10/1/29 (c)                                              1,094,850
   1,000,000    Baa3*     Student Housing Corp., TX Student Housing Revenue,
                            (Midwestern State University Project), 6.500% due 9/1/34                                  1,056,690
   3,780,000    AAA       Utah State Board of Regents Revenue, (Hospital -- University of Utah),
                            5.000% due 8/1/20 (d)                                                                     3,975,993
      10,000    AAA       Weatherford, TX ISD, PSFG, Unrefunded Balance, Capital Appreciation,
                            zero coupon due 2/15/21                                                                       3,780
   1,835,000    CC++      Will County, IL Student Housing Revenue, (Joliet Junior College Project), Series A,
                            6.750% due 9/1/33                                                                         1,479,781
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     28,496,251
--------------------------------------------------------------------------------------------------------------------------------
Finance -- 3.3%
   2,200,000    NR        Harrisburg, PA Redevelopment Authority, First Mortgage Office Building,
                            6.750% due 5/15/25 (d)                                                                    2,252,338
   1,500,000    AAA       Indiana Bond Bank Guaranty, State Revolving Fund, Series A, 6.875% due 2/1/12               1,597,950
   3,600,000    AAA       Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)(d)       4,397,724
   5,685,000    AAA       Mississippi Development Bank Special Obligation, Capital Projects & Equipment
                            Program, Series A, AMBAC-Insured, 5.625% due 7/1/31 (d)                                   6,440,252
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     14,688,264
--------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 5.1%
   2,000,000    NR        Capital Trust Agency Revenue, Seminole Tribe Convention-A, 8.950% due 10/1/33               2,344,820
   3,130,000    AAA       Cincinnati, OH City School District, School Improvement, FSA-Insured,
                            5.250% due 6/1/16                                                                         3,508,542
   2,000,000    AAA       Massachusetts State, RITES-PA 993-R, MBIA-Insured, 9.531% due 11/1/15 (d)(e)                2,681,640
   7,400,000    AA-       New York, NY Office of the City Comptroller, 1.050% due 8/15/23 (e)                         7,400,000
   5,000,000    AAA       Washoe County, NV GO, Reno-Sparks Convention, Series A, FSA-Insured,
                            (Call 1/1/10 @100), 6.400% due 7/1/29 (c)(d)                                              5,986,000

                      See Notes to Financial Statements.

                7 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT    RATING(a)                                          SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 5.1% (continued)
$  1,490,000 AAA       Weatherford, TX ISD, Capital Appreciation, PSFG, (Call 2/15/10 @ 48.281),
                         zero coupon due 2/15/21 (c)                                                               $     601,751
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,522,753
--------------------------------------------------------------------------------------------------------------------------------
Hospital -- 16.7%
   3,000,000 BBB+      Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
                         6.625% due 7/1/20                                                                             3,432,750
   2,000,000 BBB-      Arkansas State Development Finance Authority, Hospital Revenue,
                        Washington Regional Medical Center, 7.375% due 2/1/29                                          2,254,380
                       Colorado Health Facilities Authority Revenue Bonds:
   1,000,000 Baa1*      Parkview Medical Center Project, 6.500% due 9/1/20                                             1,079,640
   1,000,000 A          Vail Valley Medical Center, Series A, 6.500% due 1/15/13                                       1,038,560
   3,000,000 BBB       Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project),
                         7.500% due 1/1/30                                                                             3,354,480
     840,000 NR        Douglas County, NE Hospital Authority No. 2, Bergan Mercy,
                        9.500% due 7/1/10 (b)                                                                          1,034,519
     350,000 BB-       Green Springs, OH Health Care Facilities Revenue, (St. Francis Health Care Center Project),
                         Series A, 7.125% due 5/15/25                                                                    271,663
   3,000,000 BBB+      Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A,
                         6.750% due 7/1/20                                                                             3,400,080
   2,750,000 A         Highlands County, FL Health Facilities Authority Revenue, Hosp-Adventist Health Systems,
                         Series D, 5.875% due 11/15/29                                                                 2,925,203
                       Illinois Health Facilities Authority Revenue:
     574,000 AAA        Community Provider Pooled Loan Program, FSA-Insured, 7.350% due 8/15/10                          576,239
   2,240,000 CC         Mercy Hospital & Medical Center, 7.000% due 1/1/07                                             1,344,000
     790,000 AAA        Methodist Medical Center Project, 9.000% due 10/1/10 (b)                                         963,800
   3,000,000 A          OSF Healthcare Systems, 6.250% due 11/15/29                                                    3,181,410
   1,500,000 A          Passavant Memorial Area Hospital, 6.000% due 10/1/24                                           1,566,090
   3,000,000 BBB-      Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation
                         Northwest, IN, Series A, 6.375% due 8/1/31 (d)                                                3,070,560
                       Iowa Finance Authority Revenue:
   3,000,000 AA         Catholic Health Initiatives, Series A, 6.000% due 12/1/18 (d)                                  3,240,390
   3,000,000 A1*        Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/25 (d)                  3,200,250
                       Klamath Falls, OR Inter-Community Hospital Authority Revenue,
                        (Merle West Medical Center Project):
   1,000,000 BBB          6.250% due 9/1/31                                                                            1,057,450
     900,000 BBB          Call 9/1/04 @ 102, 7.100% due 9/1/24 (c)                                                       940,077
                       Massachusetts State Health & Educational Facilities Authority Revenue:
   1,000,000 AA         Berkshire Health System, Series E, Radian-Insured, 5.700% due 10/1/25                          1,085,390
   3,000,000 BBB        Caritas Christi Obligation, Series B, 6.750% due 7/1/16                                        3,323,490
   3,000,000 AAA        INFLOS, Series G-4, AMBAC-Insured, 6.000% due 7/1/25 (e)                                       3,062,370
   1,250,000 BBB        University of Massachusetts, Memorial Healthcare Inc., Series C, 6.625% due 7/1/32             1,314,638
     630,000 AAA       Minneapolis, MN Hospital Revenue, St. Mary's Hospital & Rehabilitation,
                         10.000% due 6/1/13 (b)                                                                          849,731
   1,000,000 A-        New Hampshire Health & Education Facilities Authority Revenue, Healthcare System,
                         Convenant Health, 6.125% due 7/1/31                                                           1,051,890
   2,000,000 BBB-      New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital
                         Obligation Group, 7.400% due 7/1/20                                                           2,237,100
   4,000,000 B-        Oklahoma Development Finance Authority Refunding Revenue, Hillcrest Healthcare
                         System, Series A, 5.625% due 8/15/29                                                          3,157,880

                      See Notes to Financial Statements.

                8 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT       RATING(a)                                          SECURITY                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
Hospital -- 16.7% (continued)
$  2,000,000    NR        Orange County, FL Health Facilities Authority Revenue, First Mortgage, Health Care
                            Facilities, 9.000% due 7/1/31                                                              $   2,052,380
   1,000,000    A         Pennsylvania State Higher Educational Facilities Authority Revenue, University of
                            Pennsylvania Medical Center Health System, Series A, 6.000% due 1/15/31                        1,071,100
   1,025,000    AAA       Philadelphia Hospitals & Higher Education Facilities Authority, Hospital Revenue,
                            Presbyterian Medical Center, 6.650% due 12/1/19 (b)                                            1,296,000
   2,000,000    A1*       Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System,
                            5.500% due 11/15/33                                                                            2,084,240
   3,900,000    Aa3*      Rhode Island Health & Educational Building Corp., Refunding Revenue, Health Facilities,
                            St. Antoine Residence, Series A, 6.125% due 11/15/18 (d)                                       4,165,356
     980,000    NR        Suffolk County, NY IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association,
                            Series A, 7.750% due 1/1/22                                                                    1,009,870
   2,500,000    A         Tarrant County, TX Health Facilities Development Corp., Hospital Revenue,
                            6.700% due 11/15/30 (d)                                                                        2,719,325
   1,000,000    A3*       University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21                 1,046,550
   1,570,000    AAA       Weber County, UT Hospital Revenue, St. Benedict's Hospital, 10.000% due 3/1/10 (b)(d)(f)         1,985,281
                          Wisconsin State Health & Educational Facilities Authority Revenue:
   1,000,000    A-         Agnesian Healthcare Inc., 6.000% due 7/1/30                                                     1,050,110
     875,000    A          Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                                     904,068
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          73,398,310
------------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 11.3%
                          Bexar County, TX Housing Finance Corp., MFH Revenue:
   1,450,000    Aaa*       New Light Village, Series A1, GNMA-Collateralized, 5.900% due 2/20/38                           1,555,647
   3,000,000    A3*        Nob Hill Apartments, Refunding, Series A, 6.000% due 6/1/31                                     3,097,800
   1,000,000    Aaa*       Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36                  1,073,540
   1,500,000    Aaa*      Columbia Heights, MN MFH Revenue, Crest View, Series A-1, GNMA-Collateralized,
                            6.625% due 4/20/43                                                                             1,681,935
     250,000    Aaa*      Cuyahoga County, OH MFH, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized,
                            6.500% due 10/20/20 (g)                                                                          260,655
   1,000,000    Aaa*      De Kalb County, GA Housing Authority, MFH Revenue, (Snapwoods Project), Series A,
                            GNMA-Collateralized, 5.500% due 12/20/32                                                       1,042,280
                          El Paso County, TX Housing Finance Corp., MFH Revenue, Series A:
   3,000,000    A3*        American Village Communities, 6.375% due 12/1/32 (d)                                            3,020,490
   2,390,000    A3*        La Plaza Apartments, 6.750% due 7/1/30 (d)                                                      2,652,302
   1,000,000    A3*        Las Lomas Apartments, 6.375% due 12/1/29                                                        1,053,980
   4,000,000    Aaa*      Fort Worth, TX Housing Finance Corp., MFH, Villas Eastwood Terrace,
                            GNMA-Collateralized, 6.000% due 8/20/43 (d)                                                    4,400,120
   1,000,000    Aaa*      Franklin County, OH Mortgage Revenue, Villas at St. Therese, Series E,
                            GNMA-Collateralized, 5.900% due 6/20/39                                                        1,078,520
   1,000,000    AAA       Grand Prairie, TX Housing Finance Corp., MFH Revenue, (Landings of Carrier Project),
                            Series A, GNMA-Collateralized, 6.750% due 9/20/32                                              1,110,540
                          Illinois Housing Development Authority, MFH Revenue:
     975,000    A+         Series 1991A, 8.125% due 7/1/10                                                                   975,965
   1,830,000    AAA        Series A-1, GNMA-Collateralized, 5.750% due 12/20/32                                            1,986,538
   1,000,000    Aaa*      Louisiana Local Government Environmental Facilities and Community Development
                            Authority Revenue, Mortgage, Sharlo Apartments, Series A, GNMA-Collateralized,
                            6.500% due 6/20/37                                                                             1,110,190
   1,500,000    A3*       Lubbock, TX Housing Finance Corp., MFH Revenue, Las Colinas Quail Creek Apartments,
                            Series A, 6.000% due 7/1/32                                                                    1,538,115

                      See Notes to Financial Statements.

                9 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT       RATING(a)                                      SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 11.3% (continued)
$  2,450,000    AAA       Maricopa County, AZ IDA, MFH Revenue Refunding, FHA-Insured, GNMA-Collateralized,
                            6.000% due 10/20/31 (d)                                                           $    2,652,395
   1,845,000    AAA       Mohave County, AZ IDA, MFH, Copper Ridge Apartments, FHA-Insured,
                            7.375% due 4/1/32 (g)                                                                  1,870,092
     994,000    Aaa*      Panhandle, TX Regional Housing Finance Corp., Series A, GNMA-Collateralized,
                            6.650% due 7/20/42                                                                     1,110,169
     500,000    Aa2*      Portland, OR MFH Revenue, (Cherry Ridge Project), LOC U.S. National Bank of Oregon,
                            6.250% due 5/1/12 (g)                                                                    510,300
     405,000    AAA       Rogers County, OK HFA, MFH Revenue Refunding, Series A, FHA-Insured,
                            FNMA-Collateralized, 7.750% due 8/1/23                                                   406,073
   2,347,000    AAA       Seattle, WA Housing Authority, Low Income Housing Revenue, GNMA-Collateralized,
                            7.400% due 11/20/36 (d)                                                                2,599,772
   1,000,000    Ba3*      Tarrant County, TX Housing Finance Corp., MFH Revenue, Westridge, Series A,
                            6.000% due 6/1/31                                                                        842,180
                          Texas State Affordable Housing Corp., MFH Revenue:
   2,000,000    Baa3*      Ashton Place & Woodstock Apartments, Series A, 6.300% due 8/1/33 (d)                    2,063,040
   3,915,000    Ba1*       Sub-HIC Arbrostone/Baybrook, Series C, 7.250% due 11/1/31 (d)                           3,814,659
   1,000,000    AA        Texas State GO, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (g)            1,041,330
   4,000,000    B3*       Travis County, TX Housing Finance Authority, MFH Revenue, (Lakeview Apartments
                            Project), Series A, 6.375% due 1/1/34 (d)                                              2,782,960
   1,875,000    AAA       Yuma, AZ IDA, Mortgage, MFH Revenue Refunding, Series A, GNMA-Collateralized,
                            6.100% due 9/20/34 (d)(g)                                                              2,057,381
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  49,388,968
-----------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.0%
      40,000    NR        Aurora Kane & Dupage, IL Single-Family Mortgage Revenue, Series A,
                            FHLMC/GNMA-Collateralized, 7.950% due 10/1/25 (g)                                         40,122
                          Chicago, IL Single-Family Mortgage Revenue:
     610,000    Aaa*       Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (g)                                638,078
     180,000    AAA        Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32                               186,086
      20,000    Aa2*      Colorado HFA, Single-Family Program Refunding, Sr. Bonds,
                            Series 94 D-1, 8.000% due 12/1/24                                                         20,011
     960,000    AAA       Cowley & Shawnee Counties, KS Mortgage Revenue, Series B, AMBAC-Insured,
                            GNMA-Collateralized, zero coupon due 6/1/22 (g)                                          234,749
      65,000    AAA       Fort Worth, TX Housing Finance Corp., Single-Family Mortgage Revenue,
                            Capital Appreciation, Series A, GNMA-Collateralized, zero coupon due 6/1/21 (g)           16,240
   1,000,000    A+        King County, WA Housing Authority Revenue Refunding, Sr. Bonds,
                            Series A, 6.800% due 3/1/26                                                            1,032,460
     470,000    AA        Massachusetts State HFA, Single-Family Mortgage Housing Revenue,
                            Series 38, 7.200% due 12/1/26 (g)                                                        483,677
     180,000    AAA       Missouri State Housing Development Community Mortgage Revenue,
                            Series C, FNMA/GNMA-Collateralized, 7.450% due 9/1/27 (g)                                187,281
      45,000    AAA       Ohio Housing Finance Agency Residential Mortgage, Series A-2,
                            GNMA-Collateralized, 6.625% due 3/1/26 (g)                                                46,360
     375,000    AAA       Pima County, AZ Single-Family Mortgage Revenue, Series A,
                            FHLMC/FNMA/GNMA-Collateralized, 7.100% due 11/1/29 (g)                                   400,669
   1,140,000    Aaa*      Sedgwick & Shawnee Counties, KS Single-Family Mortgage Revenue, Series A-1,
                            GNMA-Collateralized, 6.875% due 12/1/26 (g)                                            1,192,109

                      See Notes to Financial Statements.

                10 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT    RATING(a)                                        SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.0% (continued)
$    110,000 AAA       Travis County, TX Housing Finance Corp., Single-Family Mortgage Revenue, Series B,
                         FNMA/GNMA-Collateralized, 7.100% due 10/1/27 (g)                                      $     113,979
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,591,821
-----------------------------------------------------------------------------------------------------------------------------
Industrial Development -- 6.0%
   2,500,000 NR        Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska
                         Cargoport, 8.125% due 5/1/31 (g)                                                          2,635,975
   2,500,000 Baa3*     Boston, MA Industrial Development Financing Authority, (Crosstown Center Project),
                         6.500% due 9/1/35 (g)                                                                     2,543,275
   5,000,000 A-        Brazos River, TX Harbor Navigation District, Brazoria County Environmental, (Dow
                         Chemical Co. Project), Series A-7, 6.625% due 5/15/33 (d)(g)                              5,474,950
   2,000,000 NR        Hillsborough County, FL IDA Exempt Facilities Revenue, National Gypsum, Series A,
                         7.125% due 4/1/30 (g)                                                                     2,087,940
   1,000,000 AA        Massachusetts State Development Finance Agency Revenue, May Institute Issue,
                         Radian-Insured, 5.750% due 9/1/29                                                         1,095,290
   2,000,000 NR        Midlothian, TX Development Authority, Tax Increment Contract Revenue,
                         7.875% due 11/15/26                                                                       2,188,180
   3,000,000 AAA       New York State Urban Development Corp. Revenue, Personal Tax Income, Series C-1,
                         5.500% due 3/15/21 (d)                                                                    3,337,890
   1,640,000 AA-       Oklahoma City, OK Industrial & Cultural Facilities, Trigen Energy Corp.,
                         6.750% due 9/15/17 (g)                                                                    1,646,396
   1,000,000 BBB-++    Overland Park, KS Development Corp. Revenue, First Tier, Overland Park, Series A,
                         7.375% due 1/1/32                                                                         1,018,380
   1,000,000 AA-       Rensselaer County, NY IDA, Albany International Corp., LOC Fleet Bank,
                         7.550% due 7/15/07                                                                        1,126,310
   1,000,000 B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C,
                         6.850% due 7/15/21                                                                          951,370
   2,000,000 A+        West Chicago, IL IDR, (Leggett & Platt Inc. Project), 6.900% due 9/1/24 (d)(g)              2,067,620
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,173,576
-----------------------------------------------------------------------------------------------------------------------------
Life Care -- 3.7%
   1,500,000 BBB-      Bexar County, TX Health Facilities Development Corp. Revenue, (Army Retirement
                         Residence Project), 6.300% due 7/1/32                                                     1,580,310
   2,925,000 Aa2*      Hamilton County, OH Mortgage Revenue, Judson Care Center, Series A, FHA-Insured,
                         6.500% due 8/1/26 (d)                                                                     3,197,785
   2,500,000 BBB       Illinois Development Finance Authority Health Facilities, Community Living,
                         7.125% due 3/1/10                                                                         2,528,700
   1,000,000 A-        Lancaster County, PA Hospital Authority Revenue, Health Center, (Willow Valley
                         Retirement Project), 5.875% due 6/1/31                                                    1,037,630
   1,150,000 NR        Lancaster, PA IDA Revenue, (Garden Spot Village Project), Series A, 7.625% due 5/1/31       1,225,348
     930,000 AAA       Massachusetts State Industrial Finance Agency Revenue Refunding, Chelsea Jewish,
                         Series A, FHA-Insured, 6.500% due 8/1/37                                                  1,020,405
   1,000,000 NR        Montgomery County, PA Higher Education & Health Authority Revenue, Temple
                         Continuing Care Center, 6.750% due 7/1/29 (h)                                               380,000
   2,000,000 NR        North Manchester, Industrial Revenue, (Peabody Retirement Community Project),
                         Series A, 7.125% due 7/1/22                                                               2,031,420
                       Orange County, NY IDA, Civic Facilities Revenue, (Arden Hill Life Care Center Project),
                         Series A:
   1,000,000 NR           7.000% due 8/1/21                                                                        1,038,670
   1,000,000 NR           7.000% due 8/1/31                                                                        1,031,600

                      See Notes to Financial Statements.

                11 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT       RATING(a)                                       SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------------------------
Life Care -- 3.7% (continued)
$  1,000,000    NR        St. Joseph, MO IDA, Healthcare Revenue, (Living Community St. Joseph Project),
                            7.000% due 8/15/32                                                                  $    1,044,060
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    16,115,928
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 7.9%
   5,000,000    NR        Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (d)(f)                               5,417,750
   2,265,000    NR        Bonnet Creek Resort Community Development District, Special Assessment,
                            7.375% due 5/1/34                                                                        2,392,723
   1,945,000    NR        Century Parc Community Development District, FL Special Assessment,
                            7.000% due 11/1/31                                                                       2,041,900
                          Dauphin County, PA General Authority:
   4,000,000    NR         Hyatt Regency, 6.200% due 1/1/29                                                          2,841,800
   1,515,000    NR         Riverfront Office, 6.000% due 1/1/25                                                      1,457,536
   1,775,000    NR        Galveston, TX Special Contract Revenue Refunding, (Farmland Industries Inc. Project),
                            5.500% due 5/1/15                                                                        1,576,111
   2,000,000    A+        Houston, TX Participation Interest, 6.400% due 6/1/27                                      2,198,540
   2,000,000    A         Illinois Development Finance Authority Revenue, City of East St. Louis,
                            7.250% due 11/15/09                                                                      2,086,180
   2,375,000    NR        Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene
                            Program, Series A, 7.750% due 3/1/25 (d)                                                 2,515,458
   1,000,000    NR        New Morgan, PA Municipal Authority Office Revenue, (Commonwealth Office Project),
                            Series A, 6.500% due 6/1/25                                                              1,032,960
   1,000,000    AAA       Philadelphia Municipal Authority, Series B, 5.250% due 11/15/17                            1,103,930
   3,500,000    NR        Reunion East Community Development District, FL Special Assessment, Series A,
                            7.375% due 5/1/33                                                                        3,774,645
   3,400,000    AA        Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall,
                            Sr. Notes, Radian-Insured, 6.125% due 7/1/20 (d)                                         3,925,844
   2,470,000    NR        Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33 (d)           2,431,270
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    34,796,647
-------------------------------------------------------------------------------------------------------------------------------
Pollution Control -- 6.3%
   1,700,000    BBB       Adams County, MS Environmental Improvement Revenue Refunding, (International
                            Paper Co. Project), Series A, 6.800% due 8/1/24 (g)                                      1,852,932
   5,000,000    Aa3*      Brazos River, TX Navigation District, (BASF Corp. Project), 6.750% due 2/1/10 (d)          5,970,950
   1,000,000    BBB       De Kalb County, GA Development Authority, PCR Refunding, (General Motors Corp.
                            Project), 6.000% due 3/15/21                                                             1,053,060
   3,325,000    BBB       La Crosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co.
                            Project), 6.000% due 11/1/21 (g)                                                         3,495,240
   3,000,000    BBB       Lowndes County, MS Solid Waste Disposal & PCR Refunding, (Weyerhaeuser Co.
                            Project), Series A, 6.800% due 4/1/22                                                    3,560,370
   1,000,000    BBB       Mobile, AL IDB, Environmental Improvement Revenue, (International Paper Co. Project),
                            Series B, 6.450% due 5/15/19 (g)                                                         1,089,470
   1,000,000    BBB       Rapides, LA Finance Authority, Environmental Improvement Revenue, (International
                            Paper Co. Project), Series A, 6.550% due 11/15/23 (g)                                    1,080,500
   1,000,000    BBB       Richland County, SC Environmental Improvement Revenue, (International Paper Co.
                            Project), 6.100% due 4/1/23 (g)                                                          1,082,250
   3,000,000    NR        Rockdale County, GA Solid Waste Authority Revenue, (Visy Paper Inc. Project),
                            7.500% due 1/1/26 (d)(g)                                                                 3,043,710
   1,945,000    BBB-      Saint Charles Parish, LA PCR, (Union Carbide Project), 7.350% due 11/1/22 (e)              1,947,626

                      See Notes to Financial Statements.


                12 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT       RATING(a)                                        SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control -- 6.3% (continued)
$  1,130,000    A         Southwestern Illinois Development Authority, Solid Waste Disposal Revenue, (Laclede
                            Steel Co. Project), 8.500% due 8/1/20 (g)                                             $    1,135,017
   2,200,000    BB+       Sweetwater County, WY Solid Waste Disposal Revenue, (FMC Corp. Project), Series A,
                            7.000% due 6/1/24 (d)(g)                                                                   2,236,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,547,205
---------------------------------------------------------------------------------------------------------------------------------
Public Facilities -- 3.6%
   2,250,000    BBB-      Austin, TX Convention Enterprises Inc., Convention Center, First Tier, Series A,
                            6.700% due 1/1/32                                                                          2,400,075
   3,685,000    AA        Indianapolis, IN Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (d)         4,535,461
   1,000,000    AAA       Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue, Capital
                            Appreciation, McCormick Place Expansion, Series A, MBIA-Insured,
                            5.500% due 6/15/23                                                                         1,100,050
   2,500,000    AAA       Summit County, CO Sports Facilities Refunding Revenue, (Keystone Resorts
                            Management Inc. Project), Ralston Purina Co. Guaranteed, 7.750% due 9/1/06 (d)             2,843,500
   3,960,000    AA-       Tulsa, OK Public Facilities Authority, Lease Payment Revenue Refunding, Assembly
                            Center, 6.600% due 7/1/14 (d)                                                              4,847,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,726,126
---------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 1.3%
   2,500,000    A-        Dekalb County, IN Redevelopment, (Mini-Mill Local Public Improvement Project),
                            Series A, 6.500% due 1/15/14                                                               2,618,875
   1,920,000    NR        Midlothian, TX Development Authority, Tax Increment Contract Revenue,
                            6.700% due 11/15/23                                                                        1,950,643
   1,000,000    B         Providence, RI Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16                1,005,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,574,788
---------------------------------------------------------------------------------------------------------------------------------
Tobacco -- 4.1%
   2,000,000    BBB++     Chautauqua, NY Tobacco, Asset Securitization Corp., 6.750% due 7/1/40                        2,083,280
   5,000,000    BBB       Educational Enhancement Funding Corp., SD Tobacco, Series B, 6.500% due 6/1/32 (d)           4,873,500
   2,000,000    BBB       Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue,
                            Series 2003 A-1, 6.250% due 6/1/33                                                         1,960,380
                          Tobacco Settlement Financing Corp.:
   5,000,000    BBB        NJ, 6.750% due 6/1/39 (d)                                                                   4,933,250
   2,500,000    NR         RI, RITES-PA 1048, 6.000% due 6/1/23 (d)(e)                                                 2,307,100
   2,000,000    NR        Tobacco Settlement Revenue, Management Authority, SC Tobacco Settlement Revenue,
                            RITES-PA 962, 6.375% due 11/15/09 (e)                                                      1,845,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,002,710
---------------------------------------------------------------------------------------------------------------------------------
Transportation -- 11.0%
   3,000,000    CCC       Alliance Airport Authority Inc., TX Special Facilities Revenue, (American Airlines Inc.
                            Project), 7.500% due 12/1/29 (g)                                                           2,179,980
   3,000,000    AAA       Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31                     3,284,430
   3,000,000    AAA       Chicago O'Hare International Airport, Gen-Airport, 3rd Lien-B2, 6.000% due 1/1/29 (g)        3,343,920
   2,010,000    NR        Connecticut Development Authority, Airport Facilities Revenue, (Signature Flight Co.
                            Project), Guaranty Agreement, Series A, 6.625% due 12/1/14 (g)                             2,037,999
                          Connector 2000 Association Inc., Toll Road Revenue, Capital Appreciation, Sr. Bonds,
                            Series B:
  20,000,000    B-           Zero coupon due 1/1/37                                                                      803,000
  19,000,000    B-           Zero coupon due 1/1/38                                                                      762,660

                      See Notes to Financial Statements.

                13 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT    RATING(a)                                        SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Transportation -- 11.0% (continued)
$  3,500,000 CCC       Dallas-Fort Worth, TX International Airport Revenue, Facility Improvement Corp.
                         Revenue, American Airlines Inc., 6.375% due 5/1/35 (g)                                $    2,405,935
   3,335,000 AAA       Delaware River Port Authority PA & NJ, R-B RITES-PA 964, 9.529% due 1/1/15 (d)(e)            4,285,608
   2,000,000 AAA       Georgia State Road & Tollway Authority Revenue, 5.000% due 10/1/23                           2,119,320
   2,000,000 NR        Kenton County, KY Airport Board, Special Facilities Revenue, (Mesaba Aviation Inc.
                         Project), Series A, 6.700% due 7/1/29 (g)                                                  1,558,360
                       New Hampshire State Turnpike Systems Revenue Refunding, FGIC-Insured:
   2,500,000 AAA        Series A, 6.750% due 11/1/11                                                                2,845,775
   1,000,000 AAA        Series C, RIBS, 6.806% due 11/1/17 (e)                                                      1,250,390
                       New Jersey State Transportation Trust Fund Authority, MBIA-Insured, RITES:
   2,500,000 AAA        Series-PA 958R, 6.000% due 12/15/09 (e)                                                     3,535,000
   1,000,000 AAA        Series-PA 958R-B, 6.000% due 12/15/09 (e)                                                   1,414,000
  10,000,000 AAA       Northwest Parkway, Public Highway Authority, CO Revenue, Capital Appreciation,
                         Sr. Bonds, Series B, AMBAC-Insured, zero coupon due 6/15/31                                2,079,200
                       Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation,
                         Sr. Bonds, Series B:
  25,000,000 BB           Zero coupon due 8/15/34                                                                   2,665,750
  35,000,000 BB           Zero coupon due 8/15/35                                                                   3,467,100
   1,250,000 NR        Port Authority, NY & NJ Special Obligation Revenue, (5th Installment Special Project),
                         Series 4, 6.750% due 10/1/19 (g)                                                           1,290,363
   2,865,000 A3*       Port Longview, WA Revenue Refunding, Series A, 6.250% due 12/1/18 (d)(g)                     3,214,387
   1,045,000 AAA       Regional Transit Authority, IL, Series C, FGIC-Insured, 7.750% due 6/1/20                    1,434,827
   1,770,000 AA-       Triborough Bridge & Tunnel Authority, NY Revenue, (Convention Center Project),
                         Series E, 7.250% due 1/1/10 (d)                                                            2,055,731
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   48,033,735
-----------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.2%
   1,500,000 A         Georgia Municipal Electric Authority Power Revenue, Series X, 6.500% due 1/1/12              1,764,420
     960,000 AAA       Hawaii State Department Budget & Finance, Hawaiian Electric Co., Inc., Series A,
                         MBIA-Insured, 5.650% due 10/1/27 (g)                                                       1,045,882
   1,305,000 AAA       Hillsborough County, FL Utility Refunding Revenue, 9.875% due 12/1/11 (b)                    1,676,664
   1,500,000 AAA       Municipal Electric Authority, GA, (Combustion Turbine Project), Series A, MBIA-Insured,
                         5.250% due 11/1/22                                                                         1,617,960
   1,000,000 A         New York State Energy Research & Development, (Con Edison Project), Series A,
                         7.125% due 12/1/29 (g)                                                                     1,052,170
                       North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding:
   1,310,000 BBB        Series A, (Call 1/1/22 @ 100), 6.000% due 1/1/26 (c)                                        1,587,969
   1,700,000 A          Series B, ACA-Insured, 5.750% due 1/1/24                                                    1,813,424
   2,500,000 BBB        Series D, 6.700% due 1/1/19                                                                 2,799,975
   1,500,000 AAA       North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue,
                         MBIA-Insured, 5.250% due 1/1/11 (e)                                                        1,925,025
   1,235,000 AAA       Piedmont, SC Municipal Power Agency, Electric Revenue Refunding, FGIC-Insured,
                         6.750% due 1/1/20                                                                          1,599,918
   1,020,000 AAA       Provo, UT Electric Revenue, 10.125% due 4/1/15 (b)                                           1,431,131
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   18,314,538
-----------------------------------------------------------------------------------------------------------------------------
Water & Sewer -- 8.0%
   1,355,000 AAA       Boston, MA Water & Sewer Revenue, 10.875% due 1/1/09 (b)(f)                                  1,683,628
   2,180,000 AAA       Colorado Water Resource & Power Authority, Small Water Resources Revenue, Series A,
                         FGIC-Insured, 5.375% due 11/1/20                                                           2,405,630

                      See Notes to Financial Statements.

                14 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              MARCH 31, 2004


    FACE
   AMOUNT       RATING(a)                                     SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------------------------------
Water & Sewer -- 8.0% (continued)
$  2,400,000    A-        Dauphin County, PA IDA, General Water Works Corp., 6.900% due 6/1/24 (g)          $   3,093,864
   1,210,000    AAA       Fairmont, WV Water & Sewer Revenue, AMBAC-Insured, 9.250% due 11/1/11 (b)             1,545,823
   5,000,000    Ba3*      Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Project),
                            8.000% due 4/1/28 (d)(g)                                                            5,261,400
   1,000,000    AAA       Massachusetts Water Pollution Abatement Trust, Series 9, 5.250% due 8/1/28            1,062,790
   2,500,000    NR        Michigan State Strategic Fund, Resource Recovery, Limited Obligation Revenue,
                            Central Wayne Energy Recovery, Series A, 7.000% due 7/1/27 (g)                        125,000
   2,140,000    AAA       Mississippi Development Bank Special Obligation, Water & Solid Waste Management,
                            Series A, FSA-Insured, 5.375% due 2/1/22 (d)                                        2,313,811
   5,870,000    AAA       Ohio State Water Development Authority Revenue, Safe Water, Series 2,
                            9.375% due 12/1/10 (b)(d)                                                           7,132,578
   1,550,000    Aaa*      Paris, TX Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20                     1,664,065
   1,000,000    AAA       Portland, OR Sewer System Revenue, Ref-Second Lien, Series A, 5.250% due 6/1/19       1,099,820
   3,400,000    Aa1*      Port of Umatilla, OR Water Revenue, LOC Bank of America, 6.650% due 8/1/22 (d)(g)     3,457,868
   2,750,000    BBB       Trumbull County, OH Sewer Disposal Revenue, (General Motors Corp. Project),
                            6.750% due 7/1/14 (d)(g)                                                            3,181,943
   1,000,000    NR        Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project),
                            7.250% due 3/1/21 (g)                                                               1,058,570
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               35,086,790
--------------------------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100.0%
                          (Cost -- $419,828,439**)                                                          $ 438,458,410
--------------------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those for those are identified by an asterisk (*) or a double dagger (++), are rated by Moody's Investors Service and Fitch Ratings, respectively.
(b) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d) All or a portion of this security has been segregated for futures contracts (Note 5).
(e) Residual interest bond -- coupon varies inversely with level of short-term tax-exempt interest rates.
(f) All or a portion of this security is held as collateral for open futures contracts (Note 5).
(g) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(h)  Security is currently in default.
**   Aggregate cost for Federal income tax purposes is $419,369,107.

  See pages 16 through 18 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

                15 Smith Barney Muni Funds | 2004 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
                conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated
                categories.
BB,          -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance,
B, CCC and CC   as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lowest degree of speculation than "B", "CCC" and "CC", the highest degree of speculation.
                While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk, exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

                16 Smith Barney Muni Funds | 2004 Annual Report

Fitch Ratings ("Fitch") -- Ratings of "A" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

A            -- Bonds rated "A" are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.
BBB          -- Bonds rated "BBB" currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment-grade category assigned by Fitch.
BB           -- Bonds rated "BB" indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.
B            -- Bonds rated "B" indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C-- Bonds rated "CCC", "CC" and "C" carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.

NR           -- Indicates that the bond is not rated by Standard & Poor's,
                Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1         -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1          -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1       -- Moody's highest rating for issues having a demand feature --
                VRDO.
P-1          -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

                17 Smith Barney Muni Funds | 2004 Annual Report

 ABBREVIATIONS* (UNAUDITED)



ABAG   --  Association of Bay Area Governors
ACA    --  American Capital Assurance
AIG    --  American International Guaranty
AMBAC  --  Ambac Assurance Corporation
BAN    --  Bond Anticipation Notes
BIG    --  Bond Investors Guaranty
CGIC   --  Capital Guaranty Insurance Company
CHFCLI --  California Health Facility Construction Loan
           Insurance
CONNIE     College Construction Loan Insurance
LEE    --  Association
COP    --  Certificate of Participation
EDA    --  Economic Development Authority
EDR    --  Economic Development Revenue
ETM    --  Escrowed To Maturity
FGIC   --  Financial Guaranty Insurance Company
FHA    --  Federal Housing Administration
FHLMC  --  Federal Home Loan Mortgage Corporation
FLAIRS --  Floating Adjustable Interest Rate Securities
FNMA   --  Federal National Mortgage Association
FRTC   --  Floating Rate Trust Certificates
FSA    --  Financial Security Assurance
GIC    --  Guaranteed Investment Contract
GNMA   --  Government National Mortgage Association
HDC    --  Housing Development Corporation

HFA    --  Housing Finance Authority
IDA    --  Industrial Development Authority
IDB    --  Industrial Development Board
IDR    --  Industrial Development Revenue
INFLOS --  Inverse Floaters
ISD    --  Independent School District
LEVRRS --  Leveraged Reverse Rate Securities
LOC    --  Letter of Credit
MBIA   --  Municipal Bond Investors Assurance
           Corporation
MFH    --  Multi-Family Housing
MVRICS --  Municipal Variable Rate Inverse Coupon
           Security
PCR    --  Pollution Control Revenue
PSFG   --  Permanent School Fund Guaranty
Radian --  Radian Asset Assurance
RAN    --  Revenue Anticipation Notes
RIBS   --  Residual Interest Bonds
RITES  --  Residual Interest Tax-Exempt Securities
SYCC   --  Structured Yield Curve Certificate
TAN    --  Tax Anticipation Notes
TECP   --  Tax Exempt Commercial Paper
TOB    --  Tender Option Bonds
TRAN   --  Tax and Revenue Anticipation Notes
VA     --  Veterans Administration
VRDD   --  Variable Rate Daily Demand
--------
* Abbreviations may or may not appear in the schedule of investments.

                18 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 2004


ASSETS:
  Investments, at value (Cost -- $419,828,439)               $438,458,410
  Cash                                                            143,084
  Interest receivable                                           7,827,107
  Receivable for securities sold                                  360,300
  Receivable for Fund shares sold                                 318,678
  Prepaid expenses                                                  6,691
-------------------------------------------------------------------------
  Total Assets                                                447,114,270
-------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                           962,500
  Management fee payable                                          170,434
  Payable for Fund shares reacquired                              159,407
  Distribution plan fees payable                                   40,189
  Deferred compensation payable                                    10,453
  Accrued expenses                                                 67,709
-------------------------------------------------------------------------
  Total Liabilities                                             1,410,692
-------------------------------------------------------------------------
Total Net Assets                                             $445,703,578
-------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $     33,673
  Capital paid in excess of par value                         442,222,575
  Undistributed net investment income                           2,019,540
  Accumulated net realized loss from investment
   transactions and futures contracts                         (13,491,243)
  Net unrealized appreciation of investments and futures
   contracts                                                   14,919,033
-------------------------------------------------------------------------
Total Net Assets                                             $445,703,578
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      26,941,099
--------------------------------------------------------------------------
  Class B                                                       4,387,657
--------------------------------------------------------------------------
  Class L                                                       2,344,190
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $13.24
--------------------------------------------------------------------------
  Class B *                                                        $13.21
--------------------------------------------------------------------------
  Class L  *                                                       $13.27
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value
   per share)                                                      $13.79
-------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

                      See Notes to Financial Statements.

                19 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED MARCH 31, 2004


INVESTMENT INCOME:
  Interest                                                    $29,099,535
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                       2,044,838
  Distribution plan fees (Note 6)                               1,164,737
  Transfer agency services (Note 6)                                84,912
  Shareholder communications (Note 6)                              76,554
  Audit and legal                                                  26,171
  Registration fees                                                 9,271
  Custody                                                           3,456
  Trustees' fees                                                    3,186
  Other                                                             8,347
-------------------------------------------------------------------------
  Total Expenses                                                3,421,472
-------------------------------------------------------------------------
Net Investment Income                                          25,678,063
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 4 AND 5):
  Realized Loss From:
   Investment transactions                                       (499,895)
   Futures contracts                                           (4,050,555)
-------------------------------------------------------------------------
  Net Realized Loss                                            (4,550,450)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of year                                            8,987,360
   End of year                                                 14,919,033
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       5,931,673
-------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   1,381,223
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $27,059,286
-------------------------------------------------------------------------

                      See Notes to Financial Statements.


                20 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED MARCH 31,


                                                       2004           2003
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $ 25,678,063  $  27,512,946
  Net realized loss                                  (4,550,450)   (4,359,508 )
  Increase in net unrealized appreciation             5,931,673      3,625,384
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations             27,059,286     26,778,822
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND
7):
  Net investment income                             (24,754,798)   (26,970,923)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                     (24,754,798)   (26,970,923)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                   39,588,040     58,737,804
  Net asset value of shares issued for               11,762,674
   reinvestment of dividends                                        13,205,291
  Cost of shares reacquired                         (71,655,351)  (100,288,361)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                     (20,304,637)   (28,345,266)
-------------------------------------------------------------------------------
Decrease in Net Assets                              (18,000,149)   (28,537,367)

NET ASSETS:
  Beginning of year                                 463,703,727    492,241,094
-------------------------------------------------------------------------------
  End of year*                                     $445,703,578  $ 463,703,727
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:   $2,019,540     $1,101,232
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                21 Smith Barney Muni Funds | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The National Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, New York, Pennsylvania, California Money Market, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized loss and net assets were not affected by this change; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type

                22 Smith Barney Muni Funds | 2004 Annual Report of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $87,929 to CTB.

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, received sales charges of approximately $275,000 and $37,000 on sales of the Fund's Class A and L shares, respectively.

In addition, for the year ended March 31, 2004, CDSCs paid to CGM were approximately:

                                                   Class A Class B Class L
--------------------------------------------------------------------------
CDSCs                                              $4,000  $74,000 $1,000
-------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------
Purchases                           $136,999,612
------------------------------------------------
Sales                                171,041,240
------------------------------------------------

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------
Gross unrealized
 appreciation                       $ 31,115,893
Gross unrealized depreciation        (12,026,590)
------------------------------------------------
Net unrealized appreciation         $ 19,089,303
------------------------------------------------

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

                23 Smith Barney Muni Funds | 2004 Annual Report

At March 31, 2004, the Fund had the following open futures contracts:

                                    Number of               Basis        Market     Unrealized
                                    Contracts Expiration    Value        Value         Loss
-----------------------------------------------------------------------------------------------
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond    1,400      6/04    $155,976,562 $159,687,500 $(3,710,938)
----------------------------------------------------------------------------------------------

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $541,438 $401,019 $222,280
--------------------------------------------------------------

For the year ended March 31, 2004, total Transfer Agency
Service expenses were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Transfer Agency Service Expenses     $58,560  $12,810  $13,542
--------------------------------------------------------------

For the year ended March 31, 2004, total Shareholder
Communication expenses were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Shareholder Communication Expenses   $58,000  $12,474   $6,080
--------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                      Year Ended     Year Ended
                                    March 31, 2004 March 31, 2003
-----------------------------------------------------------------
Net Investment Income
Class A                              $20,052,748    $22,137,785
Class B                                3,122,092      3,275,632
Class L                                1,579,958      1,557,506
----------------------------------------------------------------
Total                                $24,754,798    $26,970,923
----------------------------------------------------------------

8. Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

                24 Smith Barney Muni Funds | 2004 Annual Report

Transactions in shares of each class were as follows:

                            Year Ended                     Year Ended
                          March 31, 2004                 March 31, 2003
                     ------------------------       ------------------------
                       Shares         Amount          Shares       Amount
----------------------------------------------------------------------------
Class A
Shares sold           2,100,036    $ 27,824,667      2,427,448  $ 32,527,105
Shares issued on
 reinvestment           735,527       9,734,119        824,698    10,990,786
Shares reacquired    (3,850,223)    (50,955,239)    (6,009,823)  (80,211,889)
----------------------------------------------------------------------------
Net Decrease         (1,014,660)   $(13,396,453)    (2,757,677) $(36,693,998)

----------------------------------------------------------------------------
Class B
Shares sold             496,663    $  6,570,481      1,323,486  $ 17,673,852
Shares issued on
 reinvestment            90,299       1,192,753        101,066     1,344,619
Shares reacquired    (1,093,192)    (14,442,133)      (910,856)  (12,111,637)
----------------------------------------------------------------------------
Net Increase
 (Decrease)            (506,230)   $ (6,678,899)       513,696  $  6,906,834

----------------------------------------------------------------------------
Class L
Shares sold             391,316    $  5,192,892        636,505  $  8,536,847
Shares issued on
 reinvestment            63,030         835,802         65,158       869,886
Shares reacquired      (471,708)     (6,257,979)      (595,401)   (7,964,835)
----------------------------------------------------------------------------
Net Increase
 (Decrease)             (17,362)   $   (229,285)       106,262  $  1,441,898
----------------------------------------------------------------------------

9. Capital Loss Carryforward

At March 31, 2004, the Fund had, for Federal income tax purposes, approximately $6,568,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                      2008      2009       2012
------------------------------------------------------------------
Carryforward amounts                $685,000 $3,676,000 $2,207,000
------------------------------------------------------------------

In addition, the Fund had $10,386,825 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

10.Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at March 31, 2004 were:

                                        2004
-----------------------------------------------
Undistributed tax exempt            $ 1,464,811
-----------------------------------------------
Accumulated capital losses           (6,568,159)
-----------------------------------------------
Unrealized appreciation              19,089,303
-----------------------------------------------

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals, mark to market of derivative contracts and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the years ended March 31 was:

                                       2004        2003
-----------------------------------------------------------
Tax-exempt income                   $24,702,128 $26,970,923
Ordinary income                          52,670          --
-----------------------------------------------------------
Total                               $24,754,798 $26,970,923
-----------------------------------------------------------

                25 Smith Barney Muni Funds | 2004 Annual Report

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12.Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.

                26 Smith Barney Muni Funds | 2004 Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                                 2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $13.17     $13.18     $13.58     $12.94     $13.97
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                       0.76       0.77       0.77       0.76       0.74
 Net realized and unrealized gain (loss)/(2)/     0.05      (0.02)     (0.41)      0.64      (1.03)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.81       0.75       0.36       1.40      (0.29)
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.74)     (0.76)     (0.76)     (0.76)     (0.73)
 Net realized gains                                 --         --         --         --      (0.01)
----------------------------------------------------------------------------------------------------
Total Distributions                              (0.74)     (0.76)     (0.76)     (0.76)     (0.74)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.24     $13.17     $13.18     $13.58     $12.94
----------------------------------------------------------------------------------------------------
Total Return                                      6.28%      5.74%      2.67%     11.16%     (2.03)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $356,627   $368,188   $404,803   $388,838   $363,812
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         0.64%      0.67%      0.66%      0.68%      0.68%
 Net investment income/(2)/                       5.76       5.76       5.67       5.75       5.59
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%        43%        52%        52%        68%
----------------------------------------------------------------------------------------------------

Class B Shares                                 2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $13.15     $13.16     $13.57     $12.93     $13.96
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                       0.69       0.70       0.70       0.69       0.67
 Net realized and unrealized gain (loss)/(3)/     0.04      (0.02)     (0.41)      0.64      (1.03)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.73       0.68       0.29       1.33      (0.36)
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.67)     (0.69)     (0.70)     (0.69)     (0.66)
 Net realized gains                                 --         --         --         --      (0.01)
----------------------------------------------------------------------------------------------------
Total Distributions                              (0.67)     (0.69)     (0.70)     (0.69)     (0.67)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.21     $13.15     $13.16     $13.57     $12.93
----------------------------------------------------------------------------------------------------
Total Return                                      5.68%      5.25%      2.13%     10.64%     (2.56)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $57,978    $64,348    $57,661    $46,534    $42,872
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.15%      1.18%      1.17%      1.18%      1.18%
 Net investment income/(3)/                       5.25       5.25       5.17       5.26       5.11
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%        43%        52%        52%        68%
----------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.64%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3)Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.14%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

                27 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class L Shares                                 2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $13.20     $13.20     $13.59     $12.95     $13.97
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/                       0.69       0.69       0.70       0.68       0.66
 Net realized and unrealized gain (loss)/(2)/     0.04      (0.01)     (0.41)      0.64      (1.02)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.73       0.68       0.29       1.32      (0.36)
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.66)     (0.68)     (0.68)     (0.68)     (0.65)
 Net realized gains                                 --         --         --         --      (0.01)
----------------------------------------------------------------------------------------------------
Total Distributions                              (0.66)     (0.68)     (0.68)     (0.68)     (0.66)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.27     $13.20     $13.20     $13.59     $12.95
----------------------------------------------------------------------------------------------------
Total Return                                      5.66%      5.18%      2.13%     10.46%     (2.57)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $31,099    $31,168    $29,777    $23,294    $19,434
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.22%      1.24%      1.23%      1.25%      1.26%
 Net investment income/(2)/                       5.18       5.19       5.11       5.19       5.03
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%        43%        52%        52%        68%
----------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.08%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

                28 Smith Barney Muni Funds | 2004 Annual Report

 INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Trustees of Smith Barney Muni Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the National Portfolio ("Fund") of Smith Barney Muni Funds as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     /s/ KPMG LLP
New York, New York
May 12, 2004

                29 Smith Barney Muni Funds | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers
The business and affairs of the Smith Barney Muni Funds ("Trust") -- National Portfolio ("Fund") are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund, a series of the Trust is set forth below. The Statement of Additional Information includes additional information about trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                 Number of
                                                 Term of                                       Portfolios in        Other
                                               Office* and                                     Fund Complex         Board
                              Position(s) Held  Length of        Principal Occupation(s)        Overseen by      Memberships
Name, Address and Age            with Fund     Time Served       During Past Five Years           Trustee      Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Lee Abraham                       Trustee         Since    Retired; Former Director of              27               None
13732 LeHavre Dr.                                 1999     Signet Group PLC
Frenchman's Creek
Palm Beach Gardens, FL 33410
Age 76

Allan J. Bloostein                Trustee         Since    President of Allan Bloostein             34       Taubman Realty Corp.
27 West 67th Street, Apt. 5FW                     1999     Associates, a consulting firm;
New York, NY 10023                                         Former Director of
Age 74                                                     CVS Corp.

Jane F. Dasher                    Trustee         Since    Controller of PBK Holdings Inc., a       27               None
Korsant Partners                                  1999     family investment company
283 Greenwich Avenue
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley                   Trustee         Since    Retired                                  19               None
3668 Freshwater Drive                             1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.            Trustee         Since    Retired; Former Head of the New          27               None
2751 Vermont Route 140                            1999     Atlanta Jewish Community High
Poultney, VT 05764                                         School
Age 62

Paul Hardin                       Trustee         Since    Professor of Law & Chancellor            34               None
12083 Morehead                                    1994     Emeritus at the University of North
Chapel Hill, NC 27514-8426                                 Carolina
Age 72

Roderick C. Rasmussen             Trustee         Since    Investment Counselor                     27               None
9 Cadence Court                                   1991
Morristown, NJ 07960
Age 77

John P. Toolan                    Trustee         Since    Retired                                  27       John Hancock Funds
13 Chadwell Place                                 1992
Morristown, NJ 07960
Age 73

                30 Smith Barney Muni Funds | 2004 Annual Report

                                                                                                 Number of
                                                Term of                                        Portfolios in      Other
                                              Office* and                                      Fund Complex       Board
                             Position(s) Held  Length of        Principal Occupation(s)         Overseen by    Memberships
Name, Address and Age           with Fund     Time Served       During Past Five Years            Trustee    Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Interested Trustee:
R. Jay Gerken, CFA**         Chairman,           Since    Managing Director of                      221           None
Citigroup Asset Management   President and       2002     Citigroup Global Markets Inc.
("CAM")                      Chief                        ("CGM"); Chairman, President and
399 Park Avenue              Executive                    Chief Executive Officer of Smith
4th Floor                    Officer                      Barney Fund Management LLC
New York, NY 10022                                        ("SBFM"), Travelers Investment
Age 52                                                    Adviser, Inc. ("TIA") and Citi Fund
                                                          Management Inc. ("CFM");
                                                          President and Chief Executive
                                                          Officer of certain mutual funds
                                                          associated with Citigroup Inc.
                                                          ("Citigroup"); Formerly, Portfolio
                                                          Manager of Smith Barney Allocation
                                                          Series Inc. (from 1996 to 2001) and
                                                          Smith Barney Growth and Income
                                                          Fund (from 1996 to 2000)
Officers:
Andrew B. Shoup              Senior              Since    Director of CAM; Senior Vice              N/A           N/A
CAM                          Vice President      2003     President and Chief Administrative
125 Broad Street, 11th Floor and Chief                    Officer of mutual funds associated
New York, NY 10004           Administrative               with Citigroup; Treasurer of certain
Age 47                       Officer                      mutual funds associated with
                                                          Citigroup; Head of International
                                                          Funds Administration of CAM
                                                          (from 2001 to 2003); Director of
                                                          Global Funds Administration of
                                                          CAM (from 2000 to 2001); Head
                                                          of U.S. Citibank Funds
                                                          Administration of CAM (from 1998
                                                          to 2000)

Richard L. Peteka            Chief Financial     Since    Director of CGM; Chief Financial          N/A           N/A
CAM                          Officer and         2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor Treasurer                    mutual funds associated with
New York, NY 10004                                        Citigroup; Director and Head of
Age 42                                                    Internal Control for CAM U.S.
                                                          Mutual Fund Administration (from
                                                          1999 to 2002); Vice President,
                                                          Head of Mutual Fund
                                                          Administration and Treasurer at
                                                          Oppenheimer Capital from 1996 to
                                                          1999)

Peter M. Coffey              Vice President      Since    Managing Director of CGM;                 N/A           N/A
CAM                          and Investment      1999     Investment Officer of SBFM
399 Park Avenue, 4th Floor   Officer
New York, NY 10022
Age 58


                31 Smith Barney Muni Funds | 2004 Annual Report

                                                                                               Number of
                                             Term of                                         Portfolios in      Other
                                           Office* and                                       Fund Complex       Board
                          Position(s) Held  Length of         Principal Occupation(s)         Overseen by    Memberships
Name, Address and Age        with Fund     Time Served        During Past Five Years            Trustee    Held by Trustee
--------------------------------------------------------------------------------------------------------------------------
Andrew Beagley            Chief Anti-Money    Since    Director of CGM (since 2000);              N/A            N/A
CAM                       Laundering          2002     Director of Compliance, North
399 Park Avenue, 4th      Compliance                   America, CAM (since 2000); Chief
 Floor                    Officer                      Anti-Money Laundering Compliance
New York, NY 10022                                     Officer and Vice President of certain
Age 40                                                 mutual funds associated with
                                                       Citigroup; Director of Compliance,
                                                       Europe, the Middle East and Africa,
                                                       Citigroup Asset Management (from
                                                       1999 to 2000); Compliance Officer,
                                                       Salomon Brothers Asset
                                                       Management Limited, Smith Barney
                                                       Global Capital Management Inc.,
                                                       Salomon Brothers Asset
                                                       Management Asia Pacific Limited
                                                       (from 1997 to 1999)

Kaprel Ozsolak            Controller          Since    Vice President of CGM; Controller          N/A            N/A
CAM                                           2002     of certain mutual funds associated
125 Broad Street, 11th                                 with Citigroup
 Floor
New York, NY 10004
Age 38

Robert I. Frenkel         Secretary and       Since    Managing Director and General              N/A            N/A
CAM                       Chief Legal         2003     Counsel of Global Mutual Funds
300 First Stamford        Officer                      for CAM and its predecessor (since
 Place, 4th Floor                                      1994); Secretary of CFM (from
Stamford, CT 06902                                     2001 to 2004); Secretary and Chief
Age 48                                                 Legal Officer of mutual funds
                                                       associated with Citigroup

--------
 *Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the Fund as defined in the Investment
  Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2004:

    . 99.79% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

                32 Smith Barney Muni Funds | 2004 Annual Report

                                 SMITH BARNEY
                                  MUNI FUNDS




           TRUSTEES                     INVESTMENT MANAGER
           Lee Abraham                  Smith Barney Fund
           Allan J. Bloostein             Management LLC
           Jane F. Dasher
           Donald R. Foley              DISTRIBUTOR
           R. Jay Gerken, CFA           Citigroup Global Markets Inc.
             Chairman
           Richard E. Hanson, Jr.       CUSTODIAN
           Paul Hardin                  State Street Bank and
           Roderick C. Rasmussen          Trust Company
           John P. Toolan
                                        TRANSFER AGENT
           OFFICERS                     Citicorp Trust Bank, fsb.
           R. Jay Gerken, CFA           125 Broad Street, 11th Floor
           President and                New York, New York 10004
           Chief Executive Officer
                                        SUB-TRANSFER AGENT
           Andrew B. Shoup              PFPC Inc.
           Senior Vice President and    P.O. Box 9699
           Chief Administrative Officer Providence, Rhode Island
                                        02940-9699
           Richard L. Peteka
           Chief Financial Officer
           and Treasurer

           Peter M. Coffey
           Vice President and
           Investment Officer

           Andrew Beagley
           Chief Anti-Money Laundering
           Compliance Officer

           Kaprel Ozsolak
           Controller

           Robert I. Frenkel
           Secretary and
           Chief Legal Officer

   Smith Barney Muni Funds



   National Portfolio
   The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.





   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


 This report is submitted for the general information of the shareholders of Smith Barney Muni Funds --National Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MUNI FUNDS
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD02304 5/04                                                            04-6646

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Muni Funds of $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Muni Funds of $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Muni Funds of $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds

         (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 7, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: June 7, 2004